Related Party Transaction - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	May 18, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Other Related Party Transactions [Line Items]
Long-term employee advances								$ 500
Refundable deposit							$ 48
Capital lease obligation							$ 1,500
Capital lease obligation, lease term							24 months
Capital lease obligation, interest rate							10.00%
Real Property And Buildings [Member]
Schedule of Other Related Party Transactions [Line Items]
Sub lease income	$ 6		$ 15		$ 12	$ 25
Chief Operating Officer [Member]
Schedule of Other Related Party Transactions [Line Items]
Related party transaction, amount								300	$ 200
Long-term employee advances								500
TMG [Member]
Schedule of Other Related Party Transactions [Line Items]
Payroll related expenses	1		3		4	6	$ 13	13
Costs incurred for participating in medical plan							563	503
Payment made for providing sales support							29	50
Sale of automobile and trailers to subsidiaries								149
Gain (loss) on sale of vehicles								34
Purchase of equipment and services							47	15
Purchase of supplies and services	44		15		44	35
TMG [Member] | Operating Leases Related Party [Member] | Subleased Office Space [Member]
Schedule of Other Related Party Transactions [Line Items]
Sub lease income							55
TMG [Member] | Operating Leases Related Party [Member] | Land [Member]
Schedule of Other Related Party Transactions [Line Items]
Sub lease income	$ 3		$ 3		$ 6	$ 6	12	22
Applied Cryo Technologies [Member]
Schedule of Other Related Party Transactions [Line Items]
Purchase of equipment and services		$ 302
Purchase of equipment repairs and inspection services							$ 63	$ 56
Ownership percentage		51.00%					51.00%	51.00%
Payment for equipment repairs and services		$ 65
TMG [Member]
Schedule of Other Related Party Transactions [Line Items]
Capital lease obligation								$ 10,100
Capital lease obligation, description								Under the terms of the lease agreement, the Company’s monthly payments are interest-only for the first 12 months at an annual rate of 6%. The Company will then repay 80% of the outstanding lease obligation over the remaining term of 36 months at an annual interest rate of 10%. The Company has accounted for the lease as a finance lease.
Cost Sharing Agreement [Member] | LNG EF [Member]
Schedule of Other Related Party Transactions [Line Items]
Amount owed by related party							$ 6,400	$ 1,600
Related party transaction, amount				$ 856